Consolidated Balance Sheet (Current Period Unaudited) (Parentheticals) - $ / shares	Jun. 30, 2016	Dec. 31, 2015
Common stock, shares authorized (in shares)	10,000,000	10,000,000
Common stock, shares issued (in shares)	2,633,069	2,263,403
Common stock, no par value (in dollars per share)	$ 0	$ 0
Common stock, shares outstanding (in shares)	2,246,904	1,877,238
Treasury stock, shares (in shares)	386,165	386,165